STOCKHOLDERS' DEFICIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,649,064
Consulting Agreement1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	40,000
Exercise price	$ 7.50
Expiration date	Oct. 07, 2014
Consulting Agreement2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	50,000
Exercise price	$ 7.50
Expiration date	Apr. 08, 2015
2011-2012 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	86,896	[1],[2]
Exercise price	$ 5.00	[1],[2]
Expiration date	Apr. 08, 2016	[1],[2]
2011-2012 First Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	538,143	[2]
Exercise price	$ 6.50	[2]
Expiration date	Oct. 26, 2016	[2]
2011-2012 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	102,778	[1],[2]
Exercise price	$ 6.50	[1],[2]
Expiration date	Apr. 08, 2016	[1],[2]
October 2012 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	29,639	[1]
Exercise price	$ 7.50	[1]
Expiration date	Oct. 16, 2016	[1]
August 2012 First Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	131,604
Exercise price	$ 5.00
Expiration date	Apr. 08, 2014
August 2012 Second Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	150,004
Exercise price	$ 5.00
Expiration date	Apr. 08, 2015
April-May 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	400,000
Exercise price	$ 25.00
Expiration date	Apr. 04, 2016
April-May 2013 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	80,000	[1]
Exercise price	$ 12.50	[1]
Expiration date	Apr. 04, 2016	[1]
April-May 2013 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	40,000	[1]
Exercise price	$ 25.00	[1]
Expiration date	Apr. 04, 2016	[1]

[1]	Contain a "cashless exercise" feature.
[2]	Including certain non-standard anti-dilutive provisions (see also Note 6).